COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Operating leases

In August 2018, July 2018, October 2017, the Corporation entered into or renewed its operating lease agreements for its Canadian, US (California) and US (New Jersey) premises, which will expire on August 31, 2020, December 31, 2019 and October 31, 2020, respectively. The Corporation is working on making a final rent settlement with Bahamas office landlord.

The current leases for the Canadian, US (California) and U.S. (New Jersey) operations run for 18 months, 12 months and two years respectively, with an option to renew the leases after these dates. Lease deposits are described below:

In Thousands of US Dollars
Location	Current	Non-Current
Bahamas	$7	$-
California	16
New Jersey	-	17
Total	$23	$17

Lease payments are increased with every renewal to reflect market rentals. The current monthly payments, net of executory costs, for these leases are as follows:

In Thousands of US Dollars
Location	Amount
Quebec	$5
California	7
New Jersey	10
Total	$22

During the years ended December 31, 2018, 2017 and 2016, we incurred $272,444, $279,640 and $264,825, respectively in expenses related to these operating leases.

Minimum lease payments under non-cancelable operating leases that were entered by the Corporation are payable as follows:

In Thousands of US Dollars
Payment Term	Amount
Less than one year	$261
Between one and five years	134
More than five years	-
Total	$395